Debt Under Vehicle Programs and Borrowing Arrangements (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt Under Vehicle Programs
Debt under vehicle programs including related party debt due to Avis Budget Rental Car Funding (AESOP) LLC (“Avis Budget Rental Car Funding”), consisted of:

	As of December 31,
	2013	2012
North America – Debt due to Avis Budget Rental Car Funding (a)	$5,656	$5,203
North America – Canadian borrowings	400	353
International – Debt borrowings	731	679
International – Capital leases	289	315
Truck Rental – Debt borrowings (b)	226	253
Other (c)	35	3
Total	$7,337	$6,806
__________

(a)	The increase reflects additional borrowings principally to fund an increase in the Company’s fleet driven by increased rental volume and the acquisitions of Zipcar and Payless.

(b)	The decrease reflects reduced borrowings due to a decrease in the size of the Company’s truck fleet.

(c)	The increase is principally related to Zipcar capital leases.

Schedule of Contractual Maturities
The following table provides the contractual maturities of the Company’s debt under vehicle programs, including related party debt due to Avis Budget Rental Car Funding, at December 31, 2013:

Debt Under Vehicle Programs
2014 (a)	$1,264
2015	1,534
2016	1,618
2017	998
2018	1,532
Thereafter	391
$7,337
__________

(a)	Vehicle-backed debt maturing within one year includes term asset-backed securities of approximately $674 million and bank and bank-sponsored borrowings of $590 million.

Schedule Of Available Funding Under Vehicle Program
The following table presents available funding under the Company’s debt arrangements related to its vehicle programs, including related party debt due to Avis Budget Rental Car Funding, at December 31, 2013:

	Total Capacity (a)	Outstanding Borrowings	Available Capacity
North America – Debt due to Avis Budget Rental Car Funding (b)	$8,031	$5,656	$2,375
North America – Canadian borrowings (c)	753	400	353
International – Debt borrowings (d)	1,408	731	677
International – Capital leases (e)	404	289	115
Truck Rental – Debt borrowings (f)	233	226	7
Other (g)	35	35	—
Total	$10,864	$7,337	$3,527
__________

(a)	Capacity is subject to maintaining sufficient assets to collateralize debt.

(b)	The outstanding debt is collateralized by $7.3 billion of underlying vehicles and related assets.

(c)	The outstanding debt is collateralized by $549 million of underlying vehicles and related assets.

(d)	The outstanding debt is collateralized by $1.3 billion of underlying vehicles and related assets.

(e)	The outstanding debt is collateralized by $306 million of underlying vehicles and related assets.

(f)	The outstanding debt is collateralized by $338 million of underlying vehicles and related assets.

(g)	The outstanding debt is collateralized by $28 million of underlying vehicles and related assets.